Income taxes expenses	12 Months Ended
Dec. 31, 2025
Income Taxes Expenses [Abstract]
Income taxes expenses	Income taxes expense
As an entity headquartered in the Cayman Islands, the Company is subject to a tax neutral regime whereas subsidiaries of the Group headquartered in Brazil, Colombia, Chile, Mexico, the United Kingdom, the United States of America, and Hong Kong are subject to income taxes as set out by local tax laws.

Reconciliation of income tax	2025	2024	2023

Net income before income tax	92,265	85,993	117,999

Impact of difference in tax rates of foreign subsidiaries	(509)	(10,006)	2,681
Permanent differences	(1,211)	(300)	135
Total income tax expense	(1,720)	(10,306)	2,816

Total income tax expense is comprised of (a)
Current income tax	(13,862)	(12,358)	(10,500)
Deferred income tax (b)	12,142	2,052	13,316
Origination and reversal of temporary differences	2,675	2,052	13,316
Prior year (over)/under provision (c)	9,467	—	—
Total income tax expense	(1,720)	(10,306)	2,816

Effective tax rate	1.86%	11.98%	(2.39)%

(a)No amounts related to income taxes have been recognized directly in equity.
(b)Refer to note 19 for a breakdown in deferred tax movements for the years ended December 31, 2025, and 2024.
(c)Deferred tax liability recycled to the income tax expense in 2025 for prior years - refer to notes 14 and 19.
Income tax rates
For the jurisdictions in which the Group operates, there were no changes to the corporate income tax rates applied in the calculation of income tax during the years ended December 31, 2025, 2024 and 2023.
The corporate tax rate in the United Kingdom was amended on April 1, 2023; however, the Group did not have operations or tax exposure in the United Kingdom at the time. Accordingly, the tax rate change had no impact on the Group’s tax calculations.
International Tax Reform – Pillar Two
The International Tax Reform - Pillar Two Model Rules, also referred to as the “Global Anti-Base Erosion” or “GloBE” Rules, was released by the Organization for Economic Co-operation and Development ("OECD") on December 20, 2021. Delegates from all Inclusive Framework ("IF") member jurisdictions developed the rules, and over 135 jurisdictions agreed to update the international tax system, considering it was no longer fit for purpose in a globalized and digitalized economy.
Pillar Two Rules aim to ensure that large multinational enterprises with consolidated revenues of EUR750.0 million or more in at least two of the last four years pay a minimum effective corporate tax rate of 15% on income arising in each jurisdiction with revenue-generating activities. The means by which GloBE must be incorporated into domestic law is determined by each implementing jurisdiction.
For the year ended December 31, 2025, the Group has not incurred any top-up tax, as the Group did not meet the requirements to be classified as a large multinational enterprise. The global revenues accounted for have not exceeded EUR750.0 million in at least two of the last four years, and the Group also does not expect to exceed the mentioned threshold in the 2026 financial year. The Group continues to monitor the developments of Pillar Two within the jurisdictions it operates, and on December 31, 2025, the status of the enactment of local legislation was as follows:
•Cayman Islands; Colombia; Chile; Peru; Mexico; and Argentina:
◦No public announcements
•Brazil
◦In December 2024, a law was approved, ensuring a minimum effective tax rate of 15% for multinational groups with consolidated annual revenues exceeding EUR750.0 million.
•Hong Kong:
◦In December 2024, Hong Kong published a bill introducing the GloBE rules, including the Income Inclusion Rule, Undertaxed Profits Rule, and the Hong Kong Minimum Top-Up Tax.
•United Kingdom ("UK"):
◦The UK has enacted comprehensive legislation implementing the OECD Pillar Two global minimum tax framework on July 11, 2023, introduced the Income Inclusion Rule, referred to locally as the Multinational Top‑Up Tax, and a Domestic Minimum Top‑Up Tax, both applicable to accounting periods beginning on or after December 31, 2023. The Undertaxed Profits Rule was introduced for accounting periods beginning on or after December 31, 2024. Simplified calculations for non‑material constituent entities is expected to be enactment in 2026, while the Side‑by‑Side Safe Harbour package is expected to apply for accounting periods beginning on or after January 1, 2026.
•United States of America:
◦On June 26, 2025, the U.S. Department of the Treasury and the other G7 countries (including Canada, France, Germany, Italy, Japan, the United Kingdom and the European Union) reached an agreement to exclude U.S. companies from certain aspects of Pillar Two. In January 2026, the OECD published the “side by side” arrangement package to implement this exclusion.
•Uruguay:
◦On December 16, 2025, a Domestic Minimum Top‑Up Tax was introduced applicable to fiscal years ending on or after that date and complies with the GloBE rules. For Free Zone Users, a conditional exemption from the Domestic Minimum Top‑Up Tax applies for entities with existing contracts as of December 16, 2025, subject to specific criteria related to effective taxation abroad and creditability under the GloBE framework.
Transfer pricing and related tax considerations
All the jurisdictions in which the Group operates have enacted rules on transfer pricing that require intragroup transactions to be conducted on arm’s-length terms.
The Group regularly obtains advice regarding, inter alia, transfer pricing from external tax advisors to ensure that transactions conducted between and among subsidiaries, including, but not limited to, provision of marketing, investor relations, investment advisory and business support services, are made on a commercial basis and consistent with the arm’s length principle as set forth under the Transfer Pricing Guidelines for Multinational Enterprises and Tax Administrations issued by the Organization for Economic Co-Operation and Development (the “OECD Guidelines”), as well as local legislation of the entities involved in the controlled transactions.